Summary of Significant Accounting Policies - Schedule of Expenses of Slotting Fees and Sales Discount Accounted for Direct Revenue Reduction (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Gross Sales	$ 3,606,759	$ 2,331,295
Less: Slotting, Discounts, Allowances	225,381	87,685
Net Sales	$ 3,381,378	$ 2,243,610